UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glacis Investments, LLC

Address:  1500 Broadway
          Suite 1900
          New York, NY  10036

13F File Number: 28-10828

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Sales
Title:  Managing Director
Phone:  (212) 282-0238


Signature, Place and Date of Signing:

/s/ Christopher Sales                   New York, NY            May 14, 2004
----------------------                ----------------        ----------------
   [Signature]                          [City, State]           [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


     Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.


List of Other Managers Reporting for this Manager:


Form 13F File Number                    Name


     28-10780                           Glacis Capital Management, LLC


16297.0001 #484133